Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill Balances

The following table summarizes the changes in the Company’s goodwill balances as of December 31, 2014 and 2015:

Amount
(in thousands)
Goodwill balance at January 1, 2014	$984,207
Goodwill adjustments related to 2013 acquisition	(2,107)
Goodwill related to 2014 acquisitions	123,452
Foreign translation impact	(529)

Goodwill balance at December 31, 2014	$1,105,023
Goodwill related to 2015 acquisitions	103,444
Foreign translation impact	(1,212)

Goodwill balance at December 31, 2015	$1,207,255

Summary of Other Intangible Assets

At December 31, 2014, other intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
	(dollars in thousands)
Developed technology	$202,654	$57,557	$145,097	7 years
Subscriber relationships	364,724	204,950	159,774	5 years
Trade-names	79,754	31,869	47,885	6 years
Intellectual property	29,520	2,976	26,544	13 years
Domain names available for sale	27,019	732	26,287	Indefinite
Leasehold interests	314	197	117	1 year
In-process research and development	4,634	—	4,634	—

Total December 31, 2014	$708,619	$298,281	$410,338

At December 31, 2015, other intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
	(dollars in thousands)
Developed technology	$205,925	$80,795	$125,130	7 years
Subscriber relationships	397,791	256,461	141,330	5 years
Trade-names	81,792	42,080	39,712	6 years
Intellectual property	34,020	6,596	27,424	13 years
Domain names available for sale	27,859	3,107	24,752	Indefinite
Leasehold interests	314	314	—	1 years
In-process research and development	1,438	—	1,438	—

Total December 31, 2015	$749,139	$389,353	$359,786

Summary of Expected Future Amortization of Other Intangible Assets

At December 31, 2015, the expected future amortization of the other intangible assets, excluding indefinite life and in-process research and development intangibles, was approximately as follows:

Year Ending December 31,	Amount
(in thousands)
2016	$75,000
2017	62,000
2018	51,000
2019	40,000
2020	34,000
Thereafter	72,000

Total	$334,000